Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 07, 2019
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000822632
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 07, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 07, 2019
Prospectus Date	rr_ProspectusDate	Aug. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A